Share-Based Payment - Schedule of RSU Activities (Details) - RSUs [Member]	12 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of RSU Activities [Line Items]
Number of Shares, Outstanding Beginning | shares	41,300
Weighted- Average Grant Date Fair Value, Outstanding Beginning | $ / shares	$ 2.96
Number of Shares, Granted | shares	1,800,000
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 0.91
Number of Shares, Vested | shares	(1,838,600)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 0.96
Number of Shares, Forfeited or expired | shares	(2,700)
Weighted- Average Grant Date Fair Value, Forfeited or expired | $ / shares	$ 3.15
Number of Shares, Outstanding Ending | shares
Weighted- Average Grant Date Fair Value, Outstanding Ending | $ / shares